Income taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	June 30, 2012			March 31, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	(238)	1,375	2,957	1,122	4,079	7,303	1,092	8,395
Exchange variation (not taxable) or not deductible	—	368	368	—	(200)	(200)	—	71	71
	1,613	130	1,743	2,957	922	3,879	7,303	1,163	8,466

Tax at Brazilian composite rate	(548)	(44)	(592)	(1,006)	(313)	(1,319)	(2,483)	(395)	(2,878)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	—	341	379	—	379	258	—	258
Difference on tax rates of foreign income	—	164	164	—	296	296	—	219	219
Tax incentives	—	—	—	90	—	90	192	—	192
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(46)	(43)	(89)	28	(27)	1	(63)	6	(57)
	(253)	77	(176)	(509)	(44)	(553)	(2,096)	(311)	(2,407)
Reversal of deferred tax (see note 5.a)	1,236	—	1,236	—	—	—	—	—	—
Income tax per consolidated statements of income	983	77	1,060	(509)	(44)	(553)	(2,096)	(311)	(2,407)

	Six-month period ended (unaudited)
	June 30, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,570	884	5,454	11,821	4,445	16,266
Exchange variation (not taxable) or not deductible	—	168	168	—	118	118
	4,570	1,052	5,622	11,821	4,563	16,384

Tax at Brazilian composite rate	(1,554)	(358)	(1,911)	(4,019)	(1,551)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	720	—	720	694	—	694
Difference on tax rates of foreign income	—	460	460	—	967	967
Tax incentives	90	—	90	363	—	363
Other non-taxable, income/non deductible expenses	(18)	(70)	(88)	(50)	(188)	(238)
	(762)	32	(729)	(3,012)	(772)	(3,784)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	474	32	507	(3,012)	(772)	(3,784)

Reconciliation of amounts due to uncertainty in income taxes

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of the period	272	263	2,623	263	2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken	—	—	(3,315)	—	(3,317)
Cumulative translation adjustments	(5)	5	(1)	—	60
End of the period	271	272	372	271	372